o FAS P-3

                        SUPPLEMENT DATED AUGUST 1, 2000
                             TO THE PROSPECTUS OF

                            FRANKLIN TEMPLETON FUND
                               ALLOCATOR SERIES
                            DATED DECEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The first portion of the "Management" section on page 15, before the subsection "Investment Advisory and Asset Allocation Agreement", is replaced with the following:

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is each fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

The lead portfolio manager responsible for each fund's management is:

T. ANTHONY COFFEY CFA, VICE PRESIDENT OF ADVISORS

Mr. Coffey has been a manager of each fund since February 2000. He joined the Franklin Templeton Group in 1989.

III. The table beginning on page 16 in the "Investment Advisory and Asset Allocation Agreement" subsection of the "Management" section is replaced with the following:

UNDERLYING
FRANKLIN TEMPLETON FUND  MANAGER                       FEE RATE
-----------------------------------------------------------------

Franklin Equity          Franklin Advisers, Inc.       0.625%/1/
                         ("Advisers")

Franklin Growth          Advisers                      0.625%/2/

Franklin Utilities       Advisers                      0.625%/2/

Franklin Small Cap I     Advisers                      0.625%/3/

Franklin Small Cap II    Advisers                      0.550%/10/

Franklin Technology      Advisers                      0.550%/10/

Franklin Value           Franklin Advisory Services,   0.750%/4/
                         Inc.
                         ("Advisory Services")

Franklin Real Estate     Advisers                      0.625%/3/

Mutual Shares            Franklin Mutual Advisers,     0.60%
                         Inc.
                         ("Franklin Mutual")

Mutual Discovery         Franklin Mutual               0.80%

Mutual European          Franklin Mutual               0.80%

Franklin Aggressive      Advisers                      0.50%/5/
Growth

Franklin Large Cap       Advisers                      0.50%/5/
Growth

Franklin Bond Fund       Advisers; TICI (sub-adviser)  0.425%/6/,*

Franklin                 Advisers                      0.625%/1/
Short-Intermediate

Franklin Government      Advisers                      0.625%/2/
Securities

Franklin AGE             Advisers                      0.625%/1/

UNDERLYING
FRANKLIN TEMPLETON FUND  MANAGER                       FEE RATE
-----------------------------------------------------------------

Templeton Foreign        Templeton Global Advisors     0.75%/7/
                         Limited
                         ("TGAL")

Templeton Developing     Templeton Asset Management    1.25%
Markets                  Ltd.
                         Hong Kong Branch

Templeton Smaller        Templeton Investment          0.75%
Companies                Counsel, Inc.
                         ("TICI")

Templeton Foreign        Advisers; TICI (sub-adviser)  1.00/8/,*
Smaller

Templeton International  TGAL                          0.75%

Templeton Pacific Growth Advisers; TICI (sub-adviser)  1.00%/8/,*

Templeton Latin America  TGAL                          1.25%

Franklin Templeton Hard  Advisers; TICI (sub-adviser)  0.65%*
Currency

Templeton Global Bond    TICI                          0.50%/9/

Franklin Global          Advisers; TICI (sub-adviser)  0.625%/1/,*
Government

Franklin Gold and        Advisers                      0.625%/1/
Precious Metals

Franklin Natural         Advisers                      0.625%/3/
Resources

Franklin Strategic       Advisers; TICI (sub-adviser)  0.625%/1/,*
Income

1. .625% of the month end net assets of the fund up to $100 million, reduced to .50% of such net assets in excess of $100 million up to $250 million, and further reduced to .45% of such net assets in excess of $250 million.
2. .625% of the month end net assets of the fund up to $100 million, reduced to .50% of such net assets in excess of $100 million up to $250 million, and further reduced to .45% of such net assets in excess of $250 million up to $10 billion, further reduced to .44% of such net assets in excess of $10 billion up to $12.5 billion, further reduced to .42% of such net assets in excess of $12.5 billion up to $15 billion, further reduced to .40% of such net assets in excess of $15 billion up to $17.5 billion, further reduced to
 .38% of such net assets in excess of $17.5 billion up to $20 billion, and further reduced to .36% in excess of $20 billion.
3. .625% of the average daily net assets of the fund up to $100 million, .50% of the average daily net assets of the fund over $100 million up to $250 million, .45% of the average daily net assets of the fund over $250 million up to $10 billion, .44% of the average daily net assets of the fund over $10 billion up to $12.5 billion, .42% of the average daily net assets of the fund over $12.5 billion up to $15 billion, and .40% of the average daily net assets of the fund over $15 billion.
4. .75% of average daily net assets up to $500 million, .625% of average daily net assets over $500 million up to $1 billion, and .50% of average daily net assets over $1 billion.
5. .40% of the value of net assets over $500 million up to and including $1 billion; .35% of the value of net assets over $1 billion up to and including $1.5 billion; .30% of the value of net assets over $1.5 billion up to and including $6.5 billion; .275% of the value of net assets over $6.5 billion up to and including $11.5 billion; .25% of the value of net assets over $11.5 billion up to and including $16.5 billion; .24% of the value of net assets over $16.5 billion up to and including $19 billion; .23% of the value of net assets over $19 billion up to and including $21.5 billion; and .22% of the value of net assets in excess of $21.5 billion.
6. .425% of the value of its average daily net assets up to and including $500 million; .325% of the value of its average daily net assets over $500 million up to and including $1 billion; and .280% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and .235% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; .215% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and .200% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and .190% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; .180% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and
 .170% of the value of its average daily net assets over $21.5 billion.
7. .75% of the average daily net assets of the fund up to the first $200 million, reduced to a fee of .675% of such average daily net assets in excess of $200 million up to $1.3 billion, and further reduced to a fee of .60% of such average daily net assets in excess of $1.3 billion.
8. 1% of daily net assets up to $100 million, .90% of daily net assets over $100 million up to $250 million, .80% of daily net assets over $250 million up to $500 million, and .75% of daily net assets over $500 million.
9. .50% of its average daily net assets, .45% of such net assets in excess of $200 million and .40% of such net assets in excess of $1.3 billion.
10. 0.550% of the value of net assets up to and including $500 million; 0.450 of the value of net assets over $500 million up to and including $1 billion;
0.400 of the value of net assets over $1 billion up to and including $1.5 billion; 0.350 of the value of net assets over $1.5 billion up to and including $6.5 billion; 0.325 of the value of net assets over $6.5 billion up to and including $11.5 billion; 0.300 of the value of net assets over $11.5 billion up to and including $16.5 billion; 0.290 of the value of net assets over $16.5 billion up to and including $19 billion; 0.280 of the value of net assets over $19 billion up to and including $21.5 billion; 0.270 of the value of net assets in excess of $21.5 billion.
*TICI is entitled to receive from Advisers a sub-advisory fee; the sub-advisory fees payable by Advisers have no effect on the fees payable by the underlying Franklin Templeton funds to Advisers. As to Foreign Smaller and Pacific Growth, TICI receives from Advisers a fee equal to an annual rate of the value of each fund's average daily net assets as follows: .50% of such assets up to $100 million; .40% of such assets over $100 million up through $250 million; .30% of such assets over $250 million up through $500 million; and .25% of such assets over $500 million. As to Hard Currency, TICI receives from Advisers a fee equal to an annual rate of .25% of the value of each fund's average daily net assets. As to Global Government, TICI receives from Advisers a fee equal to an annual rate of the value of the fund's assets as follows: .35% of such assets up to $100 million; .25% of such assets over $100 million up through $250 million; and .20% of such assets over $250 million. As to Bond Fund, TICI receives 25% of the investment advisory fee paid to Advisers by the fund.

IV. The paragraph with the title "Franklin Small Cap Growth Fund" on page 24 under "Information About the Underlying Franklin Templeton Funds" is replaced with the following:

FRANKLIN SMALL CAP GROWTH FUND I AND II - Each fund's investment goal is long-term capital growth. Under normal market conditions, each fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For these funds, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment in either fund for further capital growth opportunities even if the company is no longer small cap. The Small Cap Growth Fund I generally expects that its median market cap will significantly exceed the Index's median market cap. In selecting growth companies, each fund may invest substantially in technology sectors such as electronics, computer software and hardware, telecommunications, internet-related services, and health-care technology.

FRANKLIN TECHNOLOGY FUND - The fund's investment goal is capital appreciation. Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. These may include, for example, companies in the following areas:

o Technology services, including Internet services, data processing, technology consulting and implementation, services and electronics distributors;
o  Computer software;
o  Computing hardware, peripherals, and electronic components;
o Semiconductors, semiconductor fabrication equipment, and precision instruments;
o  Telecommunications, including communications equipment and services;
o Media and information services, including cable television, broadcasting, satellite and media content;
o  Health-care technology and biotechnology; and
o  Aerospace and defense technologies.

The fund may invest in companies of any size, and may, from time to time, invest a significant portion of its assets in smaller companies. The fund may invest up to 35% of its total assets in foreign securities.

V. The following paragraph is added to "Risks of Investing in the Underlying Franklin Templeton Funds" on page 30:

TECHNOLOGY COMPANIES Certain funds focus on technology industries and carry much greater risks of adverse developments among such industries than funds that invest in a wider variety of industries. Prices often change collectively without regard to the merits of individual companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

VI. References to "Franklin Gold Fund" are replaced with

"Franklin Gold and Precious Metals Fund".

VII. The section "Sales charge waivers" on page 38 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

VIII. The section "Minimum investments" on page 39 is replaced with the following:

MINIMUM INVESTMENTS
                                    INITIAL       ADDITIONAL
----------------------------------------------------------------

Regular accounts                    $1,000        $50
----------------------------------------------------------------

Automatic investment plans          $50 ($25 for  $50 ($25 for
                                    an Education  an Education
                                    IRA)          IRA)
----------------------------------------------------------------

UGMA/UTMA accounts                  $100          $50
----------------------------------------------------------------

Retirement accounts                 no minimum    no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
----------------------------------------------------------------

IRAs, IRA rollovers, Education      $250          $50
IRAs or Roth IRAs
----------------------------------------------------------------

Broker-dealer sponsored wrap        $250          $50
account programs

Full-time employees, officers,      $100          $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
----------------------------------------------------------------
 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

IX. The section "Account Application" on page 40 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 41). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

X. The following is added to the section "Buying shares" on page 40:

----------------------------------------------------------------------
[Insert graphic of       If you have another   Before requesting a
phone]                   Franklin Templeton    telephone purchase,
BY PHONE                 account with your     please make sure we
                         bank account          have your bank
(Up to $100,000 per day) information on file,  account information
1-800/632-2301           you may open a new    on file. If we do not
                         account by phone.     have this
                                               information, you will
                         To make a same day    need to send written
                         investment, please    instructions with
                         call us by 1:00 p.m.  your bank's name and
                         Pacific time or the   address, a voided
                         close of the New      check or savings
                         York Stock Exchange, account deposit slip, whichever is earlier. and a signature guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

XI. The section "Automatic Investment Plan" on page 41 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services.
If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

XII. The section "Telephone Privileges" on page 42 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XIII. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

XIV. The last paragraph of the "Exchange Privilege" section on page 42 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
47).

XV. In the Selling Shares table on page 25 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of  You can call or write to have redemption
three lightning     proceeds sent to a bank account. See the
bolts]              policies above for selling shares by mail or
BY ELECTRONIC       phone.
FUNDS TRANSFER
(ACH)               Before requesting to have redemption proceeds
                    sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                    If we receive your request in proper form by
                    1:00 p.m. Pacific time, proceeds sent by ACH
                    generally will be available within two to three
                    business days.
----------------------------------------------------------------------

XVI. The section "Market Timers" on page 47 is replaced with the following:

MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the funds, their manager or shareholder services agent, will be issued a written notice of their status and the funds' policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XVII. The first category in the section "Additional Policies" on page 47 is revised to read:

 o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XVIII. The section "Dealer compensation" on page 48 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                          CLASS A      CLASS C
-----------------------------------------------------------------
COMMISSION (%)                               -          2.00
Investment under $50,000                   5.00           -
$50,000 but under $100,000                 3.75           -
$100,000 but under $250,000                2.80           -
$250,000 but under $500,000                2.00           -
$500,000 but under $1 million              1.60           -
$1 million or more                      up to 1.00/1/     -
12B-1 FEE TO DEALER                        0.25         1.00/2/

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1/ and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

              Please keep this supplement for future reference.